Credit Facilities and Mortgage Notes Payable (Atlanta-Metro Equipment Loan Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2013	Apr. 30, 2010	Sep. 30, 2014	Apr. 09, 2010
Debt Instrument [Line Items]
Loan agreement interest rate	9.00%
Member advances, maturity date	Dec. 31, 2013
Atlanta-Metro Equipment Loan [Member]
Debt Instrument [Line Items]
Loan agreement amount of loan				$ 25.00
Loan agreement interest rate				6.85%
Atlanta Metro equipment loan agreement aggregate term of loan		10 years	10 years
Member advances, maturity date		Jun. 01, 2020	Jun. 01, 2020